United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Hermes Core Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/20

Date of Reporting Period: 12/31/20

Item 1.	Reports to Stockholders
Annual Shareholder Report
December 31, 2020

High Yield Bond Portfolio
(Effective February 25, 2021, the fund name changed to High Yield Bond Core Fund)

A Portfolio of Federated Hermes Core Trust
(formerly, Federated Core Trust)

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)–
High Yield Bond Portfolio
The total return of the High Yield Bond Portfolio (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2020, was 6.09%. The total return of the Fund’s shares consisted of 6.25% current income and -0.16% of depreciation in the net asset value of the Fund’s shares. The total return of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI),1 a broad-based securities market index, was 7.05% during the same period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BBHY2%ICI.
During the reporting period, the most significant factors affecting the Fund’s performance relative to the BBHY2%ICI were: (1) the allocation among industry sectors and (2) the selection of individual securities.
MARKET OVERVIEW
The dominant theme impacting the high-yield2 market during the period under review was Covid-19 and its impact on the U.S. and global economies. As the seriousness of the virus became apparent in the early part of calendar 2020, riskier assets such as high-yield bonds plummeted in value especially in the early part of March. As protective measures were put in place leading to a reduction in cases and deaths, the high-yield market began a powerful recovery rally aided by substantial monetary and fiscal policy stimulus. While virus cases surged as the reporting period came to an end, the financial markets continued to rally as vaccines were approved late in the period and distribution had begun. The virus and its economic impact led to tremendous economic volatility with the 2nd calendar quarter seeing a record GDP decline followed by a record surge in activity in the 3rd calendar quarter. Also, the reduction in economic activity and disagreements among global producers resulted in lower oil prices which pressured the energy sector of the high-yield market especially in the first half of the year. Overall, default rates spiked higher in response with energy issuers experiencing the greatest uptick in distress.3 The impact of these factors can be seen in the movement of the yield spread between the Credit Suisse High Yield Bond Index4 and U.S. Treasury securities of comparable maturities, which began the period at 414 basis points (bp), declined to 388 bp in mid-January 2020, skyrocketed to over 1,400 bp in late March 2020 before declining to end the period at 431 bp on December 31, 2020.
Within the high-yield market, major industry sectors that substantially outperformed the overall BBHY2%ICI during the reporting period included: Midstream, Banking, Home Construction, Wireless Communications and Food & Beverage. Major industry sectors that substantially underperformed the overall BBHY2%ICI during the reporting period included: Oil Field Services, Leisure, Independent Energy, Cable & Satellite and Restaurants. From a credit quality perspective, the “BB”-rated sector led the way during the reporting period with a total return of 10.03% followed by the “B”-rated sector with a total return of 4.59% and the “CCC”-rated sector with a total return of 2.27%.
Sector Allocation
The Fund was negatively impacted by its sector allocation relative to the BBHY2%ICI. This was mainly the result of being in an underweight position relative to the Independent and Integrated Energy sectors in the second quarter of 2020. While Independent Energy was an underperformer across the entire period under review, it was a major outperformer in the second quarter led by several companies that were downgraded from investment grade at the end of March and entered the BBHY2%ICI at very depressed prices. These issuers substantially rebounded in early April after entering the high yield index and were not owned by the Fund during that period of substantial outperformance. The Fund was also negatively impacted by its cash position especially in the April rally. The Fund was also in an underweight position relative to the strong-performing Food & Beverage and Banking sectors. The Fund was positively impacted by its underweight position to the poor-performing Service sector and its overweight position to the outperforming Technology and Healthcare sectors.
Annual Shareholder Report
1

Security Selection
The Fund’s security selection had a modest negative impact on performance relative to the BBHY2%ICI. Security selection in the Independent Energy, Retail, Media & Entertainment, Food & Beverage, Automotive and Chemicals negatively impacted performance. Specific high-yield issuers held by the Fund that negatively impacted performance relative to the BBHY2%ICI included: Party City, Callon Petroleum, SESI LLC, Oasis Petroleum and EP Energy. While the Fund did purchase securities of Occidental Petroleum, Continental Resources and Western Midstream during the period, it was underweight these issuers when they had the substantial recovery early in April mentioned above. The Fund did benefit from positive security selection in the Oil Field Services, Aerospace & Defense, Cable & Satellite and Packaging industry sectors. Specific high-yield issuers held by the Fund that positively impacted performance relative to the BBHY2%ICI included: Endo Pharmaceutical, Team Health, Antero Midstream, Infor and Rackspace Technology.

 Please see the footnotes to the line graphs below for definitions of, and further information about, the BBHY2%ICI.
2
 High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
3
 Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4
 Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults.*
*
 The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the High Yield Bond Portfolio from December 31, 2010 to December 31, 2020, compared to the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2020
Average Annual Total Returns for the Period Ended 12/31/2020
	1 Year	5 Years	10 Years
Fund	6.09%	8.31%	7.17%
BBHY2%ICI	7.05%	8.57%	6.79%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The BBHY2%ICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2
 The BBHY2%ICI is an issuer-constrained version of the Bloomberg Barclays U.S. Corporate High Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis. The BBHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–High Yield Bond Portfolio
At December 31, 2020, the Fund’s index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	8.0%
Cable Satellite	7.7%
Midstream	7.5%
Health Care	7.2%
Media Entertainment	6.8%
Automotive	5.8%
Packaging	5.8%
Independent Energy	5.6%
Insurance - P&C	4.1%
Gaming	4.0%
Other[2]	35.0%
Cash Equivalents[3]	1.5%
Other Assets and Liabilities - Net[4]	1.0%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays
U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.0% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments–High Yield Bond Portfolio
December 31, 2020
Principal Amount or Shares		Value
	CORPORATE BONDS—96.9%
	Aerospace/Defense—1.4%
$ 9,400,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$10,022,797
775,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	790,186
8,325,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	8,821,794
8,025,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	8,448,720
2,900,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	3,100,651
	TOTAL	31,184,148
	Automotive—5.8%
6,900,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	7,098,375
800,000	Adient US LLC, 144A, 7.000%, 5/15/2026	871,480
1,100,000	Adient US LLC, 144A, 9.000%, 4/15/2025	1,227,875
4,150,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	4,373,062
750,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	809,303
4,300,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	4,514,462
3,250,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	3,382,031
425,000	Dana, Inc., 5.625%, 6/15/2028	458,305
600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	606,936
2,625,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	2,634,844
500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.339%, 3/28/2022	505,625
14,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	14,533,769
3,575,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	3,621,922
7,500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	7,898,850
4,125,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	4,338,757
2,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	2,097,500
3,075,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	3,174,938
1,675,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.250%, 9/20/2022	1,731,615
3,225,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	3,386,250
5,450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	6,076,477
2,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	2,748,589
11,100,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	11,667,099
1,200,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	1,229,250
1,100,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	1,126,609
1,050,000	IAA Spinco, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	1,114,969
2,375,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	2,524,471
1,600,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,765,696
5,700,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	6,042,000
6,675,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	6,877,119
550,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	590,563
13,375,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	14,552,794
5,200,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	5,401,500
	TOTAL	128,983,035
	Building Materials—2.6%
800,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	829,352
9,425,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	9,784,328
8,075,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	8,362,672
1,750,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	1,862,656
4,125,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	4,287,422
2,000,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	2,108,750
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 1,000,000		Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	$1,048,560
7,600,000		Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	8,008,500
2,875,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	2,892,969
2,850,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	3,053,105
1,225,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	1,290,844
9,125,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	9,552,735
4,650,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	4,966,781
		TOTAL	58,048,674
		Cable Satellite—7.7%
2,650,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	2,810,656
3,825,000		CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	3,951,607
5,100,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	5,292,040
1,300,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2023	1,310,563
5,575,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	5,882,238
7,475,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	7,942,225
3,750,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	4,050,937
5,850,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	6,192,225
650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	713,304
7,050,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	7,330,237
6,425,000		CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsecd. Note, 144A, 4.500%, 5/1/2032	6,868,132
5,350,000		CSC Holdings LLC, 144A, 5.500%, 5/15/2026	5,570,687
2,050,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	2,014,125
5,775,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	6,044,115
7,675,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	8,021,411
5,050,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	5,358,050
5,675,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	6,228,341
2,675,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	3,025,224
5,875,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	6,615,044
1,300,000		CSC Holdings LLC, Sr. Unsecd. Note, 6.750%, 11/15/2021	1,360,938
3,025,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	3,176,250
2,400,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	2,559,000
6,175,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	6,920,600
4,850,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	5,048,850
2,475,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	1,775,565
1,975,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	1,425,160
2,650,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	1,802,000
1,450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/1/2022	1,473,563
5,950,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	6,340,469
3,375,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	3,501,563
2,325,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	2,429,625
3,375,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	3,719,883
9,800,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	10,483,550
3,850,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	3,999,187
2,200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	2,301,200
2,975,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	3,228,887
2,075,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	2,125,091
1,525,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	1,611,239
4,843,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	5,063,817
5,200,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	5,504,954
		TOTAL	171,072,552
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—2.9%
$ 1,555,129	Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	$1,572,461
6,025,000	Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	6,160,562
725,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	772,125
2,850,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 3.375%, 2/15/2029	2,855,344
5,325,000	Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	5,544,097
3,125,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	3,393,156
5,625,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	5,797,266
3,375,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	3,465,703
6,250,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	6,699,219
2,550,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	2,808,187
10,075,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	10,396,141
3,175,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	3,264,297
7,700,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	8,195,687
2,275,000	WR Grace & Co-Conn, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2027	2,415,527
	TOTAL	63,339,772
	Construction Machinery—0.7%
6,475,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	6,531,850
4,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	4,371,625
725,000	United Rentals North America, Inc., Term Loan - 2nd Lien, 3.875%, 11/15/2027	760,344
2,425,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	2,548,493
950,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	1,019,469
775,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	821,357
	TOTAL	16,053,138
	Consumer Cyclical Services—1.8%
3,950,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	4,216,822
14,050,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	15,338,947
3,775,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	3,822,188
3,075,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	3,242,203
10,653,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	11,816,201
850,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	908,969
	TOTAL	39,345,330
	Consumer Products—1.0%
2,200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	2,367,387
3,925,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	4,070,303
3,250,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	3,424,850
1,000,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	1,112,125
625,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	667,578
9,325,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	9,546,469
	TOTAL	21,188,712
	Diversified Manufacturing—1.4%
700,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2024	727,139
1,025,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	1,095,792
11,175,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	11,752,412
875,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	907,813
1,450,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	1,596,675
4,875,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	5,551,138
7,225,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	7,232,947
925,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	950,437
	TOTAL	29,814,353
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—1.7%
$ 500,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	$505,065
9,150,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	9,744,750
1,725,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	1,878,094
775,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	846,203
1,650,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	1,766,515
3,000,000	Quicken Loans Llc / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	3,065,625
4,500,000	Quicken Loans Llc / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	4,680,000
4,875,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	5,213,203
8,975,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	9,479,843
	TOTAL	37,179,298
	Food & Beverage—2.6%
3,750,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	3,868,125
3,925,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	4,140,875
4,300,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	4,601,000
50,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2026	51,548
450,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	465,075
2,150,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 144A, 4.250%, 3/1/2031	2,398,030
6,150,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	6,654,230
7,375,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	8,769,611
1,800,000	Lamb Weston Holdings, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2028	2,012,625
2,900,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	3,054,309
3,950,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	4,085,228
3,125,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	3,333,984
8,975,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	9,519,109
3,350,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	3,402,344
	TOTAL	56,356,093
	Gaming—4.0%
2,175,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	2,281,031
400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	445,376
2,500,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	2,602,025
4,725,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	4,914,945
3,350,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	3,484,000
600,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	631,500
1,150,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	1,219,952
3,375,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	3,598,611
5,900,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	6,539,132
4,075,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	4,123,513
1,325,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	1,357,297
650,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 4.500%, 9/1/2026	700,960
1,600,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.750%, 2/1/2027	1,797,496
1,525,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	1,634,800
2,300,000	MGM Resorts International, 6.000%, 3/15/2023	2,472,500
1,512,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,602,834
1,475,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	1,583,774
1,682,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	1,876,952
1,181,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	1,307,987
3,000,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	3,251,925
5,600,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	5,859,000
12,125,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	12,784,297
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 825,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	$832,734
9,175,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	9,298,174
3,825,000	Twin River Worldwide Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 6/1/2027	4,109,484
275,000	VICI Properties LP/ VICI Note Co., Inc., 144A, 3.500%, 2/15/2025	281,779
350,000	VICI Properties LP/ VICI Note Co., Inc., 144A, 3.750%, 2/15/2027	358,477
1,850,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	1,955,228
2,425,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	2,518,908
2,175,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	2,330,926
	TOTAL	87,755,617
	Health Care—7.2%
500,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	535,000
300,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	322,778
2,850,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	2,864,250
9,625,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	9,864,614
1,275,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	1,311,656
6,550,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	6,934,812
250,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	262,298
1,325,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	1,426,363
450,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	486,680
1,525,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	1,607,891
2,275,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	2,453,588
4,100,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	4,281,937
9,625,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	10,070,156
1,650,000	HCA, Inc., 5.875%, 5/1/2023	1,815,338
1,425,000	HCA, Inc., 5.875%, 2/15/2026	1,640,531
7,625,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	8,104,272
9,450,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	10,640,842
3,950,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	4,547,536
1,375,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	1,626,659
1,825,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	2,202,237
5,900,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	6,191,312
1,325,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	1,411,112
2,175,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	2,340,974
1,175,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	1,195,563
3,250,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	3,251,787
6,750,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	7,454,531
2,125,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2023	2,152,200
2,825,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	3,033,287
9,850,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	9,640,687
7,250,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	6,271,250
475,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	504,094
1,100,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	1,184,728
775,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	809,759
700,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	734,563
2,900,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	3,037,315
1,750,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	1,857,188
2,900,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	3,078,045
350,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	382,870
5,550,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	5,665,107
2,900,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	2,975,458
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 2,700,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	$2,822,931
1,500,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	1,615,200
6,200,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	6,420,255
1,625,000		Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	1,752,660
10,575,000		West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	10,859,203
		TOTAL	159,641,517
		Health Insurance—1.6%
5,325,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	5,622,987
5,900,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	6,246,625
2,525,000		Centene Corp., Sr. Unsecd. Note, 3.000%, 10/15/2030	2,679,404
2,950,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	3,031,066
1,450,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	1,489,846
675,000		Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	711,217
6,275,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	6,666,027
4,850,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	5,390,799
825,000		Molina Healthcare, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2030	886,875
1,450,000		Molina Healthcare, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2028	1,527,575
		TOTAL	34,252,421
		Independent Energy—5.6%
1,275,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	1,304,567
2,300,000		Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	2,189,312
1,575,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	1,545,469
700,000		Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	735,875
1,800,000		Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	1,910,700
2,025,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	1,941,975
900,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	900,000
949,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	1,058,135
2,800,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	2,389,968
2,350,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	1,357,125
1,200,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	624,000
2,250,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 6.250%, 4/15/2023	1,434,375
2,950,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	1,603,753
3,750,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,701,519
4,234,000	[1,2]	Chesapeake Energy Corp., 144A, 11.500%, 1/1/2025	747,301
3,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	146,844
4,100,000		Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	4,558,605
2,025,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	2,069,125
6,325,000		Crownrock LP/ Crownrock F, 144A, 5.625%, 10/15/2025	6,463,359
4,750,000		Double Eagle Iii Midco, Sr. Unsecd. Note, 144A, 7.750%, 12/15/2025	5,048,680
2,000,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	2,160,400
1,975,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	2,116,331
675,000		EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	713,354
3,000,000		EQT Corp., Sr. Unsecd. Note, 7.875%, 2/1/2025	3,420,435
2,025,000		EQT Corp., Sr. Unsecd. Note, 8.750%, 2/1/2030	2,478,094
1,150,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	761,875
1,525,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	1,010,312
1,050,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	695,625
3,875,000		Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	4,022,114
3,375,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	3,253,500
1,600,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	1,499,000
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 1,350,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	$1,289,628
2,575,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	2,490,566
1,325,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	1,085,606
3,200,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	2,705,680
2,000,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	1,689,350
425,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.500%, 7/15/2044	362,047
2,700,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	2,879,550
2,475,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	2,654,932
3,775,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	3,958,087
3,125,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	3,397,656
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	508,750
2,075,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	2,367,316
1,250,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.500%, 7/15/2027	1,444,906
4,200,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	4,937,625
1,550,000		Parsley Energy LLC / Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	1,698,800
675,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	694,902
4,450,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	4,602,969
2,650,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	2,793,100
2,350,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	2,581,299
4,075,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	3,856,845
524,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	511,883
1,450,000		Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	1,517,425
3,750,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	3,051,169
425,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	341,063
1,700,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	1,381,250
1,075,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	1,162,693
3,025,000	[1,2,3]	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 04/15/2025	0
1,600,000		WPX Energy, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2030	1,698,400
1,200,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	1,273,572
1,400,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	1,473,850
450,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.875%, 6/15/2028	491,085
		TOTAL	123,763,731
		Industrial - Other—0.5%
1,575,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,625,203
1,975,000		Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	2,183,609
2,900,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	3,166,438
3,900,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	4,141,312
		TOTAL	11,116,562
		Insurance - P&C—4.1%
10,450,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	11,199,160
9,525,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	10,262,806
4,125,000		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	4,424,062
1,050,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	1,097,250
7,950,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	8,264,542
2,250,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	2,449,013
24,400,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	25,541,798
500,000		NFP Corp., Sec. Fac. Bond, 144A, 7.000%, 5/15/2025	539,688
14,875,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	15,900,334
11,250,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	11,566,294
		TOTAL	91,244,947
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Leisure—0.4%
$ 4,750,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	$4,886,563
875,000	Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	946,641
2,825,000	Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	2,810,352
	TOTAL	8,643,556
	Lodging—0.7%
2,475,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	2,585,299
2,475,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	2,696,203
4,225,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	4,372,875
1,875,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	2,051,953
1,650,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	1,717,526
1,350,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2026	1,399,781
	TOTAL	14,823,637
	Media Entertainment—6.8%
2,325,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	2,404,527
5,900,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	6,003,250
4,725,000	CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	4,722,047
2,464,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	2,523,469
3,750,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	3,053,906
5,575,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	3,379,844
4,075,000	Entercom Media Corp., 144A, 6.500%, 5/1/2027	4,155,726
1,475,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	1,616,969
1,900,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	1,932,062
5,775,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	6,052,922
1,625,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	1,676,496
2,200,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	2,308,218
450,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	482,344
12,786,766	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	13,671,290
425,000	Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	441,734
2,425,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	2,582,625
1,000,000	Lamar Media Corp., Sr. Unsecd. Note, 5.750%, 2/1/2026	1,033,025
4,275,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	4,442,665
1,550,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	1,627,500
3,750,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	3,999,000
5,525,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	5,790,891
8,800,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	9,440,772
5,202,000	Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	5,220,883
850,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	873,906
2,025,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	2,204,061
3,025,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	3,427,703
2,025,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	2,072,363
1,350,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 6/15/2025	1,426,781
1,300,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	1,357,681
800,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	842,784
4,625,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	4,837,519
1,975,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	2,013,266
1,600,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,670,704
9,450,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	9,749,943
4,450,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	4,558,469
7,875,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	8,326,690
10,925,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	12,065,297
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 1,400,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	$1,470,385
1,350,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	1,436,906
2,825,000	WMG Acquisition Corp., Sr. Unsecd. Note, 144A, 3.000%, 2/15/2031	2,778,303
	TOTAL	149,674,926
	Metals & Mining—1.2%
4,575,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	4,625,988
1,275,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.125%, 3/1/2028	1,339,547
675,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2030	727,947
1,825,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	1,942,484
3,825,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	4,204,727
2,450,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	2,605,624
1,900,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	2,116,961
2,775,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	3,477,422
5,675,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	5,905,547
	TOTAL	26,946,247
	Midstream—7.5%
450,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	499,500
1,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,539,803
7,050,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	7,947,571
5,075,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	4,995,703
7,200,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	6,930,720
5,200,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	5,382,416
3,550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	3,470,125
575,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	577,875
2,375,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.125%, 3/1/2025	2,407,656
2,375,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	2,450,703
7,625,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	7,832,781
1,400,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	1,461,880
5,000,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	5,296,350
1,400,000	Cheniere Energy, Inc., Sr. Secd. Note, 144A, 4.625%, 10/15/2028	1,471,750
7,675,000	CNX Midstream Partners LP / CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	7,828,500
3,550,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	4,002,448
1,750,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	1,918,438
2,450,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	2,580,414
5,300,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	5,803,394
3,200,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	3,325,008
700,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	729,313
4,050,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	4,237,312
3,725,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	3,759,922
4,925,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	5,256,526
1,175,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.750%, 10/1/2025	1,253,138
2,875,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	3,114,272
1,775,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.375%, 10/1/2030	2,014,048
1,066,141	NuStar Logistics LP, Sr. Unsecd. Note, 6.750%, 2/1/2021	1,072,671
1,900,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	2,010,438
2,800,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	2,868,222
1,275,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.750%, 3/1/2025	1,305,147
4,425,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	4,637,953
5,125,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.500%, 8/15/2022	4,625,312
3,225,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	2,075,755
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$ 1,975,000		Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	$2,031,406
475,000		Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	514,691
2,750,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 4.875%, 2/1/2031	2,987,875
5,575,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	6,058,018
3,550,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	3,753,894
725,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	745,383
4,450,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	4,684,448
4,625,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	4,912,189
1,925,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	2,093,438
1,850,000		TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	1,865,836
1,525,000		Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	1,569,797
2,250,000		Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	2,340,000
1,875,000		Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	1,972,294
9,425,000		Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	9,386,923
1,000,000		Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	1,013,145
575,000		Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	567,289
2,800,000		Western Midstream Operating, LP, Sr. Unsecd. Note, 5.050%, 2/1/2030	3,118,738
		TOTAL	166,298,428
		Oil Field Services—1.7%
3,300,000		Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	3,443,418
8,425,000		Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	9,088,469
3,675,000		Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	2,583,690
675,000		Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	464,282
2,575,000		Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	2,249,417
1,600,000		Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	1,389,000
2,125,000	[1,2]	Sesi LLC, 7.125%, 12/15/2021	690,625
7,075,000	[1,2]	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	2,299,375
4,350,000		Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	2,017,313
4,750,000		USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	5,079,032
8,241,000		USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	8,627,297
		TOTAL	37,931,918
		Packaging—5.8%
10,300,000		ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	11,008,125
2,650,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	2,784,647
2,775,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	2,915,998
7,350,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	7,623,787
5,575,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	5,568,031
4,650,000		Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	4,999,843
2,800,000		Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	3,016,125
4,168,000		Berry Plastics Corp., 5.125%, 7/15/2023	4,225,310
3,200,000		Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	3,267,808
11,375,000		Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	11,502,969
2,750,000		Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	2,862,915
1,575,000		Crown Americas LLC, 4.500%, 1/15/2023	1,665,767
11,475,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	11,675,812
10,400,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	10,954,528
5,125,000		Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	5,540,868
3,750,000		Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	4,164,844
2,200,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	2,385,625
7,275,000		Reynolds Group Issuer, Inc. / LLC / LU, Sec. Fac. Bond, 144A, 4.000%, 10/15/2027	7,465,969
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$ 850,000		Sealed Air Corp., 144A, 4.875%, 12/1/2022	$893,031
900,000		Sealed Air Corp., 144A, 5.250%, 4/1/2023	959,531
2,550,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	2,728,500
350,000		Silgan Holdings, Inc., Sr. Unsecd. Note, Series WI, 4.125%, 2/1/2028	364,438
5,050,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	5,144,157
4,225,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	4,510,187
2,700,000		Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	2,860,312
6,875,000		Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	7,540,328
		TOTAL	128,629,455
		Paper—0.5%
850,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	881,344
6,375,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	6,928,828
1,075,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	1,116,549
2,750,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	2,817,031
		TOTAL	11,743,752
		Pharmaceuticals—3.3%
2,625,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	2,722,886
1,450,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	1,557,844
1,925,000		Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	1,982,269
2,125,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	2,192,554
1,625,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	1,673,872
1,300,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	1,363,206
2,650,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	2,773,477
12,775,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	13,179,456
6,900,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	7,505,061
1,050,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	1,182,085
8,825,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	9,827,388
2,775,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	3,074,575
750,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	837,225
700,000		Emergent BioSolutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/15/2028	726,162
4,503,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A, 6.000%, 6/30/2028	3,832,053
2,314,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., Term Loan - 2nd Lien, 144A, 9.500%, 7/31/2027	2,587,341
3,350,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	3,538,404
2,000,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	2,137,500
7,125,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	2,493,750
9,150,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	3,202,500
600,000		Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	651,786
4,475,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	4,495,764
		TOTAL	73,537,158
		Restaurant—1.4%
975,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	1,005,898
650,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	663,650
22,375,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 2nd Lien, 144A, 4.000%, 10/15/2030	22,719,799
525,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	555,930
1,175,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,290,150
3,900,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	4,053,562
350,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	388,063
1,325,000		Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	1,341,006
		TOTAL	32,018,058
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—0.5%
$ 2,050,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	$2,152,500
775,000		Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	842,813
3,925,000		Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	4,226,008
2,366,943	[4]	Party City Holdings, Inc., 144A, 5.750% (6-month USLIBOR 0.750% Floor +5.000%), 7/15/2025	2,142,083
1,150,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	1,223,439
		TOTAL	10,586,843
		Supermarkets—1.1%
1,500,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	1,524,375
11,125,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	11,252,937
900,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 4.875%, 2/15/2030	992,592
900,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	980,892
1,400,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	1,569,295
8,280,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	8,558,581
		TOTAL	24,878,672
		Technology—8.0%
4,350,000		AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	4,733,344
2,625,000		Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	2,838,203
3,050,000		Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	3,126,250
2,300,000		BY Crown Parent LLC / BY Bond Finance, Inc., 144A, 4.250%, 1/31/2026	2,360,375
5,100,000		Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	5,426,247
2,525,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	2,577,899
1,350,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	1,427,551
1,000,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	1,119,865
14,675,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	15,234,484
625,000		Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	701,172
700,000		Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	738,063
1,275,000		Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	1,363,453
11,375,000		Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	12,427,187
1,025,000		Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	1,077,531
1,275,000		Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	1,346,719
7,400,000		JDA Escrow LLC / JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	7,556,473
4,125,000		Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	4,326,094
2,475,000		Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	2,619,047
3,500,000		MSCI, Inc., Sr. Unsecd. Note, 144A, 3.625%, 9/1/2030	3,663,520
1,950,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	2,060,906
3,600,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	3,867,750
1,875,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	1,995,703
3,775,000		NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	4,187,192
100,000		NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	111,489
5,225,000		Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	5,538,474
1,475,000		ON Semiconductor Corp., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,524,781
2,975,000		Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	3,091,680
1,325,000		Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	1,411,973
2,600,000		PTC, Inc., Sr. Unsub., 144A, 3.625%, 2/15/2025	2,677,760
2,275,000		Qorvo, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/1/2031	2,351,781
4,050,000		Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	4,462,857
5,225,000		Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	5,484,029
675,000		Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	716,661
3,750,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.125%, 7/15/2029	3,757,444
3,150,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	3,172,948
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 700,000	Sensata Technologies B.V., 144A, 5.625%, 11/1/2024	$784,466
1,675,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	1,805,859
4,750,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	4,945,937
775,000	Sensata Technologies, Inc., 144A, 3.750%, 2/15/2031	804,318
9,625,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	10,291,724
1,034,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	1,113,489
5,610,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	6,338,262
16,000,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	16,556,800
4,725,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	4,854,441
7,475,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	7,680,562
	TOTAL	176,252,763
	Transportation Services—0.3%
4,025,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	3,984,750
3,375,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	3,659,766
	TOTAL	7,644,516
	Utility - Electric—2.8%
3,625,000	Calpine Corp., 144A, 4.500%, 2/15/2028	3,775,438
604,000	Calpine Corp., 144A, 5.250%, 6/1/2026	625,744
4,900,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	4,861,804
975,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	1,004,036
950,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	994,175
2,450,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	2,580,793
850,000	DPL, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2025	918,697
8,775,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	9,339,891
925,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	948,749
1,000,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	1,030,675
1,000,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	1,102,315
6,825,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	7,217,437
2,500,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	2,641,250
975,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	1,067,016
1,875,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	1,981,641
2,975,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	3,189,825
7,050,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	7,934,951
2,975,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	3,156,475
3,600,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	3,756,420
3,600,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	3,834,360
	TOTAL	61,961,692
	Wireless Communications—2.3%
12,225,000	Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	12,882,094
3,250,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	4,291,154
4,675,000	Sprint Corp., 7.125%, 6/15/2024	5,472,789
7,075,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	8,473,798
1,750,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	2,174,742
825,000	Sprint Nextel Corp., Sr. Unsecd. Note, 6.000%, 11/15/2022	894,094
1,750,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	1,792,367
3,675,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	3,774,317
6,775,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	6,791,937
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$ 4,275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	$4,429,969
		TOTAL	50,977,261
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,079,495,340)	2,142,888,782
		COMMON STOCKS—0.4%
		Chemicals—0.1%
98,676	[2]	Hexion Holdings Corp.	1,208,781
		Independent Energy—0.2%
71,876	[2]	Oasis Petroleum, Inc.	2,663,724
90,852	[2]	Whiting Petroleum Corp.	2,271,300
		TOTAL	4,935,024
		Media Entertainment—0.0%
67,010	[2]	iHeartMedia, Inc.	869,790
		Retailers—0.1%
240,859	[2]	Party City Holdco, Inc.	1,481,283
		TOTAL COMMON STOCKS (IDENTIFIED COST $13,245,329)	8,494,878
		FLOATING RATE LOANS—0.2%
		Health Care—0.1%
$ 3,446,794	[4]	Envision Healthcare Corp., 1st Lien PIK Term Loan B, 7.000% (3-month USLIBOR 1.000% Floor +6.000%), 10/10/2025	2,729,447
		Independent Energy—0.1%
1,976,000	[4]	Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (1-month USLIBOR 1.000% Floor +9.000%), 11/1/2025	2,160,015
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $7,971,759)	4,889,462
		INVESTMENT COMPANY—1.5%
34,445,979		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.08%[5] (IDENTIFIED COST $34,472,304)	34,452,869
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $2,135,184,732)[6]	2,190,725,991
		OTHER ASSETS AND LIABILITIES - NET—1.0%[7]	21,537,342
		TOTAL NET ASSETS—100%	$2,212,263,333
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended December 31, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 12/31/2019	$87,230,130
Purchases at Cost	$691,186,991
Proceeds from Sales	$(743,975,813)
Change in Unrealized Appreciation/Depreciation	$(13,446)
Net Realized Gain/(Loss)	$25,007
Value as of 12/31/2020	$34,452,869
Shares Held as of 12/31/2020	34,445,979
Dividend Income	$321,896
Annual Shareholder Report

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $2,138,784,345.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,142,888,782	$0*	$2,142,888,782
Floating Rate Loans	—	4,889,462	—	4,889,462
Equity Securities:
Common Stocks
Domestic	8,494,878	—	—	8,494,878
Investment Company	34,452,869	—	—	34,452,869
TOTAL SECURITIES	$42,947,747	$2,147,778,244	$0	$2,190,725,991

*
Includes $211,750 transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market date due to observable market value being unavailable. This transfer represents the value of the security at the beginning of the period.

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–High Yield Bond Portfolio
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$6.36	$5.88	$6.40	$6.32	$5.82
Income From Investment Operations:
Net investment income (loss)	0.35	0.38	0.38	0.39	0.40
Net realized and unrealized gain (loss)	0.01	0.49	(0.51)	0.08	0.50
TOTAL FROM INVESTMENT OPERATIONS	0.36	0.87	(0.13)	0.47	0.90
Less Distributions:
Distributions from net investment income	(0.37)	(0.39)	(0.39)	(0.39)	(0.40)
Net Asset Value, End of Period	$6.35	$6.36	$5.88	$6.40	$6.32
Total Return[1]	6.09%	15.18%	(2.16)%	7.55%	15.90%
Ratios to Average Net Assets:
Net expenses[2]	0.03%	0.03%	0.03%	0.02%	0.02%
Net investment income	5.70%	6.16%	6.14%	6.05%	6.47%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,212,263	$1,866,222	$1,712,174	$2,036,543	$2,121,645
Portfolio turnover	38%	34%	21%	28%	25%

1	Based on net asset value.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities–High Yield Bond PortfolioDecember 31, 2020

Assets:
Investment in securities, at value including $34,452,869 of investments in an affiliated holding* (identified cost $2,135,184,732)	$2,190,725,991
Cash	8,285
Income receivable	34,067,289
Income receivable from an affiliated holding*	12,065
Total Assets	2,224,813,630
Liabilities:
Payable for investments purchased	3,954,531
Income distribution payable	8,491,618
Accrued expenses (Note 5)	104,148
Total Liabilities	12,550,297
Net assets for 348,555,274 shares outstanding	$2,212,263,333
Net Assets Consist of:
Paid-in capital	$2,229,801,677
Total distributable earnings (loss)	(17,538,344)
Total Net Assets	$2,212,263,333
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,212,263,333 ÷ 348,555,274 shares outstanding, no par value, unlimited shares authorized	$6.35

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations–High Yield Bond PortfolioYear Ended December 31, 2020

Investment Income:
Interest	$99,230,622
Dividends received from an affiliated holding*	321,896
TOTAL INCOME	99,552,518
Expenses:
Administrative fee (Note 5)	3,209
Custodian fees	65,825
Transfer agent fees	99,144
Directors’/Trustees’ fees (Note 5)	10,106
Auditing fees	36,700
Legal fees	9,732
Portfolio accounting fees	193,608
Share registration costs	1,382
Printing and postage	15,855
Commitment fee	10,891
Miscellaneous (Note 5)	18,790
TOTAL EXPENSES	465,242
Net investment income	99,087,276
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized gain of $25,007 on sales of investments in an affiliated holding*)	(6,529,622)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(13,446) on investments in an affiliated holding*)	31,553,418
Net realized and unrealized gain (loss) on investments	25,023,796
Change in net assets resulting from operations	$124,111,072

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets–High Yield Bond Portfolio

Year Ended December 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$99,087,276	$116,378,326
Net realized gain (loss)	(6,529,622)	3,493,912
Net change in unrealized appreciation/depreciation	31,553,418	143,379,329
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	124,111,072	263,251,567
Distributions to Shareholders	(104,750,703)	(119,348,718)
Share Transactions:
Proceeds from sale of shares	740,733,532	517,478,900
Net asset value of shares issued to shareholders in payment of distributions declared	11,407,561	11,967,918
Cost of shares redeemed	(425,459,920)	(519,301,399)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	326,681,173	10,145,419
Change in net assets	346,041,542	154,048,268
Net Assets:
Beginning of period	1,866,221,791	1,712,173,523
End of period	$2,212,263,333	$1,866,221,791
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements–High Yield Bond Portfolio
December 31, 2020
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of High Yield Bond Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund’s portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer’s continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
Prior to April 24, 2020, the name of the Trust was Federated Core Trust. Effective February 25, 2021, the name of the Fund will change to High Yield Bond Core Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Shareholder Report

the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2020	Year Ended 12/31/2019
Shares sold	124,631,886	83,359,803
Shares issued to shareholders in payment of distributions declared	1,874,131	1,913,898
Shares redeemed	(71,267,198)	(83,230,409)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	55,238,819	2,043,292
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income	$104,750,703	$119,348,718
As of December 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,716,768
Net unrealized appreciation	$51,941,646
Capital loss carryforwards	$(71,196,758)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the differing treatments for wash sales, defaulted securities and discount accretion/premium amortization on debt securities.
At December 31, 2020, the cost of investments for federal tax purposes was $2,138,784,345. The net unrealized appreciation of investments for federal tax purposes was $51,941,646. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $107,575,470 and net unrealized depreciation from investments for those securities having an excess of cost over value of $55,633,824.
As of December 31, 2020, the Fund had a capital loss carryforward of $71,196,758 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$71,196,758	$71,196,758
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Interfund Transactions
During the year ended December 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $511,813 and $5,275,438, respectively. Net realized gain recognized on these transactions was $328,231.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of December 31, 2020, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2020, were as follows:
Purchases	$1,006,120,866
Sales	$635,205,779
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2020, the Fund had no outstanding loans. During the year ended December 31, 2020, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2020, there were no outstanding loans. During the year ended December 31, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2020, 83.80% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm–
High Yield Bond Portfolio
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF HIGH YIELD BOND PORTFOLIO:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of High Yield Bond Portfolio (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (formerly, Federated Core Trust) (the “Trust”)), including the portfolio of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting the Federated Hermes Core Trust) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
February 22, 2021
Annual Shareholder Report

Shareholder Expense Example (unaudited)–High Yield Bond Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2020	Ending Account Value 12/31/2020	Expenses Paid During Period[1]
Actual	$1,000.00	$1,105.30	$0.11
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.04	$0.10

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised four portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: June 2006
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

John B. Fisher* Birth Date: May 16, 1956 President and Trustee Indefinite Term Began serving: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes,
Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company
of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment
Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated
Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities
Corp.; Director, Federated Services Company; Director, Federated Hermes, Inc.; Chairman and Director, Southpointe
Distribution Services, Inc. and President, Technology, Federated Services Company.

*
 Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund
Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm)
and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as
Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth
Israel Deaconess Medical Center (Harvard University Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee,
Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super
Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor Emerita of Law,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows:
Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education
(public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL
Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College;
Director and Chair, North Catholic High School, Inc.; and Director and Vice Chair, Our Campaign for the Church Alive!, Inc.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management
Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s
Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and
Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management,
Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Senior Vice President for Legal Affairs,
General Counsel and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior
Counsel of Environment, Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired;
formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief
Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc.
and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.

Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
High Yield Bond Portfolio (the “Fund”)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser or its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated
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Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
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Fund Investment Performance
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund outperformed its benchmark index.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. However, the Board considered the compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated Hermes and research services received by the Adviser from brokers that execute trades for other Federated Hermes Funds.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Core Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for High Yield Bond Portfolio (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

High Yield Bond Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N101
30175 (2/21)
© 2021 Federated Hermes, Inc.

Annual Shareholder Report
December 31, 2020

Federated Mortgage Core Portfolio
(Effective February 25, 2021, the fund name changed to Mortgage Core Fund)

A Portfolio of Federated Hermes Core Trust
(formerly, Federated Core Trust)

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)–
Federated Mortgage Core Portfolio
The total return of Federated Mortgage Core Portfolio (the “Fund”), based on net asset value for the 12-month reporting period ended December 31, 2020, was 4.70%. The Bloomberg Barclays U.S. Mortgage Backed Securities Index (BBMBS),1 the Fund’s broad-based securities market index, returned 3.87% for the same period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BBMBS.
During the reporting period, the Fund’s investment strategy focused on: (a) security selection; (b) sector allocation; and (c) interest rate strategy. These were the most significant factors affecting the Fund’s performance relative to the BBMBS.
MARKET OVERVIEW
Markets experienced unprecedented dislocation and volatility as the COVID-19 pandemic upended the global economy. Monetary and fiscal policy responses designed to stabilize the economy were enacted, however, the economic damage was severe.
The global pandemic dramatically reduced economic activity in the first half of the reporting period. The Federal Reserve (the “Fed”) reacted by easing monetary policy and initiating quantitative easing (QE) programs to stabilize financial markets via lower rates, asset purchases and various lending facilities. On the fiscal policy front, the Coronavirus Aid Relief and Economic Security (CARES) Act was signed into law. This multi-trillion dollar stimulus plan provided funds to a wide range of citizens and organizations via direct consumer payments, increased unemployment benefits and business loans, just to name a few. After dramatic underperformance early in the reporting period, non-Treasury fixed-income sectors rebounded strongly as investors took advantage of the widest yield spreads in over a decade—relative to similar duration Treasuries—to add exposure.
With the federal funds target rate reduced to a range of 0% to 0.25% and QE purchases of Treasuries and agency mortgage-backed securities2 (MBS) totaling $80 and $40 billion per month during the reporting period, respectively, mortgage security performance strongly rebounded from the depths early in the reporting period. Investment-grade corporates, commercial mortgages and asset-backed securities (ABS) bounced back to post positive excess returns for the year while residential MBS and government agency debt were slightly negative. Demand for Treasury securities drove interest rates to record lows as economic activity ground to a halt. Mortgage rates declined to a new all-time low of 2.66% which resulted in a mortgage refinance wave. The Mortgage Banker Association’s Refinance Index increased over 100% during the reporting period as homeowners reduced debt service costs.
The 2- and 10-year U.S. Treasury yields declined 145 and 100 basis points to yield 0.12% and 0.92% during the reporting period, respectively.3
Security selection
Falling market interest rates fueled mortgage prepayments as borrowers acted to reduce debt service costs via lower rate mortgages. In such an environment, mortgage investor demand for loans embedded with factors that reduce refinance risk typically increases. The Fund maintained significant exposure to such securities which experienced slower prepayments attributable to lower loan balances and geographic considerations, for example. Loans with these and other select factors posted relatively slower prepayments and price premiums for such MBS, relative to generic collateral commonly referred to as “To Be Announced” (TBA) securities, increased substantially. Security selection made a positive impact on Fund performance.
Sector allocation
Holdings of agency residential MBS were tactically adjusted with allocations to commercial mortgage securities, floating-rate collateralized mortgage obligations and ABS. Overall, sector allocation proved beneficial.
Interest rate strategy
As rates fell, the Fund incrementally increased effective duration to benefit from lower yields. The greater sensitivity to interest rates proved beneficial as Treasury yields declined. Interest rate strategy made a positive contribution to Fund performance.
1
 Please see the footnotes to the line graph under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BBMBS.
2
 The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
3
 Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
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1

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mortgage Core Portfolio from December 31, 2010 to December 31, 2020, compared to the Bloomberg Barclays U.S. Mortgage Backed Securities Index (BBMBS).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of December 31, 2020
Average Annual Total Returnsfor the Period Ended 12/31/2020
	1 Year	5 Years	10 Years
Fund	4.70%	3.42%	3.10%
BBMBS	3.87%	3.05%	3.01%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1
 The Fund’s performance assumes the reinvestment of all dividends and distributions. The BBMBS has been adjusted to reflect reinvestment of dividends on securities in the index.
2
 The BBMBS covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
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2

Portfolio of Investments Summary Table (unaudited)–Federated Mortgage Core Portfolio
At December 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Mortgage-Backed Securities	84.9%
Asset-Backed Securities	13.5%
Collateralized Mortgage Obligations	9.0%
Commercial Mortgage-Backed Securities	2.7%
Cash Equivalents[2]	9.6%
Other Assets and Liabilities—Net[3]	(19.7)%
TOTAL	100%

1	See the Fund’s Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments–Federated Mortgage Core Portfolio
December 31, 2020
Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—84.9%
	Federal Home Loan Mortgage Corporation—27.6%
$ 38,937,276	1.500%, 10/1/2035	$40,098,230
2,444,910	2.500%, 10/1/2049	2,576,962
24,699,410	2.500%, 8/1/2050	26,002,570
2,429,756	3.000%, 4/1/2031	2,585,776
2,516,521	3.000%, 1/1/2032	2,691,560
3,394,741	3.000%, 3/1/2032	3,647,734
4,006,308	3.000%, 3/1/2032	4,282,342
3,498,797	3.000%, 6/1/2032	3,734,397
4,611,530	3.000%, 6/1/2032	4,932,145
11,521,139	3.000%, 11/1/2032	12,168,049
1,732,651	3.000%, 12/1/2032	1,846,183
6,504,225	3.000%, 1/1/2033	6,952,364
22,698,390	3.000%, 2/1/2033	24,531,848
2,938,558	3.000%, 7/1/2033	3,160,308
20,555,174	3.000%, 1/1/2043	22,243,545
4,726,300	3.000%, 11/1/2044	4,944,660
957,340	3.000%, 6/1/2045	1,012,639
6,721,801	3.000%, 10/1/2045	7,217,205
877,065	3.000%, 5/1/2046	946,639
15,556,591	3.000%, 6/1/2046	16,659,374
7,199,890	3.000%, 6/1/2046	7,883,527
8,531,895	3.000%, 7/1/2046	9,240,691
2,683,989	3.000%, 9/1/2046	2,874,253
7,103,208	3.000%, 10/1/2046	7,666,677
7,696,487	3.000%, 10/1/2046	8,254,105
9,201,093	3.000%, 10/1/2046	9,853,345
6,466,094	3.000%, 11/1/2046	6,817,371
3,723,824	3.000%, 11/1/2046	3,987,800
8,400,518	3.000%, 12/1/2046	9,098,399
13,247,515	3.000%, 1/1/2047	13,950,640
12,783,242	3.000%, 5/1/2047	13,709,400
262,202	3.500%, 6/1/2026	279,460
426,854	3.500%, 6/1/2026	454,015
144,323	3.500%, 7/1/2026	153,507
6,676,626	3.500%, 7/1/2042	7,325,410
6,195,679	3.500%, 9/1/2043	6,722,218
3,392,448	3.500%, 5/1/2046	3,633,049
27,078,565	3.500%, 7/1/2046	29,642,158
27,035,314	3.500%, 11/1/2047	28,800,650
13,245,941	3.500%, 11/1/2047	14,061,194
3,115,233	3.500%, 12/1/2047	3,410,159
21,768,824	3.500%, 12/1/2047	23,373,946
11,404,334	3.500%, 2/1/2048	12,173,242
18,774,160	3.500%, 2/1/2048	20,187,806
144,273	4.000%, 5/1/2024	153,003
998,722	4.000%, 8/1/2025	1,059,152
111,119	4.000%, 5/1/2026	117,947
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Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 1,635,125	4.000%, 5/1/2026	$1,735,594
1,489,523	4.000%, 12/1/2040	1,651,622
8,199,490	4.000%, 12/1/2041	9,087,559
1,144,122	4.000%, 1/1/2042	1,268,039
15,500,345	4.000%, 6/1/2047	17,103,589
15,080,286	4.000%, 10/1/2047	16,422,360
8,148,755	4.000%, 11/1/2047	8,735,936
9,457,659	4.000%, 12/1/2047	10,301,416
5,771,506	4.000%, 2/1/2048	6,214,082
14,184,548	4.000%, 4/1/2048	15,202,223
7,806,415	4.000%, 5/1/2048	8,359,170
6,960,155	4.000%, 6/1/2048	7,582,622
121	4.500%, 3/1/2021	121
16,208	4.500%, 9/1/2021	16,274
105,143	4.500%, 7/1/2024	110,110
122,429	4.500%, 8/1/2024	128,341
258,613	4.500%, 9/1/2024	271,104
141,378	4.500%, 9/1/2024	147,753
150,417	4.500%, 6/1/2025	158,145
803,234	4.500%, 11/1/2039	899,778
2,282,506	4.500%, 5/1/2040	2,556,851
240,719	4.500%, 6/1/2040	269,652
384,312	4.500%, 7/1/2040	430,504
696,752	4.500%, 8/1/2040	780,498
1,363,379	4.500%, 8/1/2040	1,527,250
4,231,352	4.500%, 9/1/2040	4,739,938
886,281	4.500%, 7/1/2041	990,592
414,037	4.500%, 7/1/2041	463,414
466,549	4.500%, 7/1/2041	521,459
8,695,031	4.500%, 2/1/2048	9,698,147
8,802,482	4.500%, 5/1/2048	9,568,911
4,803,321	4.500%, 10/1/2048	5,203,532
4,262	5.000%, 10/1/2021	4,315
13,890	5.000%, 11/1/2021	14,062
18,596	5.000%, 12/1/2021	18,884
57,700	5.000%, 6/1/2023	59,862
91,684	5.000%, 7/1/2023	95,235
46,096	5.000%, 7/1/2023	47,880
41,405	5.000%, 7/1/2025	42,956
1,277,091	5.000%, 1/1/2034	1,452,439
419,817	5.000%, 5/1/2034	477,941
1,737	5.000%, 11/1/2035	1,996
524,482	5.000%, 4/1/2036	602,852
597	5.000%, 4/1/2036	688
9,807	5.000%, 4/1/2036	11,279
133,062	5.000%, 4/1/2036	153,355
79,700	5.000%, 5/1/2036	92,056
87,930	5.000%, 6/1/2036	101,018
165,481	5.000%, 6/1/2036	188,979
508,276	5.000%, 12/1/2037	586,954
Annual Shareholder Report
5

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 73,902	5.000%, 5/1/2038	$85,442
41,552	5.000%, 6/1/2038	47,883
89,018	5.000%, 9/1/2038	102,521
83,312	5.000%, 2/1/2039	96,047
83,811	5.000%, 6/1/2039	96,731
2,597,431	5.000%, 10/1/2039	2,994,984
230,515	5.000%, 2/1/2040	265,797
435,020	5.000%, 8/1/2040	501,466
606	5.500%, 3/1/2021	608
3,627	5.500%, 4/1/2021	3,632
13,457	5.500%, 1/1/2022	13,694
35,218	5.500%, 1/1/2022	35,899
2,000	5.500%, 1/1/2022	2,039
44,687	5.500%, 2/1/2022	45,551
1,083,202	5.500%, 5/1/2034	1,252,046
62,381	5.500%, 3/1/2036	73,034
106,251	5.500%, 3/1/2036	124,041
26,672	5.500%, 3/1/2036	31,243
104,797	5.500%, 3/1/2036	122,452
252,361	5.500%, 6/1/2036	295,119
112,946	5.500%, 6/1/2036	132,298
67,820	5.500%, 6/1/2036	79,408
84,893	5.500%, 9/1/2037	99,812
275,811	5.500%, 9/1/2037	323,315
119,679	5.500%, 12/1/2037	140,696
19,040	5.500%, 3/1/2038	22,356
11,039	6.000%, 7/1/2029	12,614
29,289	6.000%, 2/1/2032	33,898
27,782	6.000%, 5/1/2036	33,116
58,682	6.000%, 8/1/2037	70,419
239,141	6.000%, 9/1/2037	285,431
5,421	6.500%, 3/1/2022	5,569
8,521	6.500%, 6/1/2029	9,753
5,076	6.500%, 6/1/2029	5,814
3,743	6.500%, 7/1/2029	4,253
206,342	6.500%, 11/1/2036	247,188
489,103	6.500%, 10/1/2037	588,625
2,681	6.500%, 4/1/2038	3,225
2,254	6.500%, 4/1/2038	2,715
8,180	7.000%, 4/1/2032	9,559
122,438	7.000%, 4/1/2032	146,235
53,388	7.000%, 9/1/2037	65,123
20,966	7.500%, 8/1/2029	24,345
20,569	7.500%, 10/1/2029	23,753
11,108	7.500%, 11/1/2029	12,865
13,191	7.500%, 4/1/2031	14,600
13,314	7.500%, 5/1/2031	15,686
2,803	8.000%, 3/1/2030	3,277
34,043	8.000%, 1/1/2031	40,248
47,255	8.000%, 2/1/2031	55,663
Annual Shareholder Report
6

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 52,842	8.000%, 3/1/2031	$62,452
1,171	8.500%, 9/1/2025	1,290
337	8.500%, 9/1/2025	371
	TOTAL	591,983,192
	Federal National Mortgage Association—31.2%
13,496,469	2.000%, 9/1/2035	14,113,119
5,887,565	2.000%, 9/1/2050	6,123,527
24,753,106	2.000%, 9/1/2050	25,741,295
24,625,759	2.000%, 10/1/2050	25,612,711
3,296,904	2.500%, 2/1/2028	3,458,564
18,245,063	2.500%, 11/1/2049	19,293,211
5,387,084	2.500%, 12/1/2049	5,678,044
2,229,620	3.000%, 2/1/2032	2,373,486
4,344,856	3.000%, 8/1/2043	4,635,206
2,849,754	3.000%, 9/1/2043	3,040,191
11,075,866	3.000%, 8/1/2046	11,878,324
3,971,257	3.000%, 9/1/2046	4,283,798
5,553,684	3.000%, 10/1/2046	5,860,600
2,156,092	3.000%, 10/1/2046	2,308,934
6,127,518	3.000%, 11/1/2046	6,460,401
3,644,939	3.000%, 11/1/2046	3,903,323
4,992,269	3.000%, 11/1/2046	5,332,122
2,152,866	3.000%, 1/1/2047	2,267,132
47,373,048	3.000%, 1/1/2047	49,887,420
1,157,993	3.000%, 2/1/2047	1,254,194
8,740,443	3.000%, 3/1/2047	9,215,277
13,853,474	3.000%, 3/1/2047	14,857,172
1,643,737	3.000%, 4/1/2047	1,759,746
9,408,524	3.000%, 12/1/2047	10,090,181
13,801,056	3.000%, 12/1/2047	14,878,587
4,988,464	3.000%, 2/1/2048	5,356,119
1,129,438	3.000%, 2/1/2048	1,212,679
5,578,653	3.000%, 11/1/2049	5,961,912
2,103,363	3.000%, 11/1/2049	2,200,540
25,746,353	3.000%, 12/1/2049	26,935,860
25,838,441	3.000%, 12/1/2049	27,032,203
183,283	3.500%, 11/1/2025	194,602
295,019	3.500%, 11/1/2025	313,238
336,412	3.500%, 12/1/2025	357,818
349,254	3.500%, 1/1/2026	371,477
105,901	3.500%, 1/1/2026	112,640
24,424,038	3.500%, 4/1/2033	26,687,987
10,782,458	3.500%, 9/1/2042	11,894,236
17,560,018	3.500%, 7/1/2045	19,244,417
8,254,591	3.500%, 8/1/2046	8,889,813
10,305,543	3.500%, 8/1/2046	11,036,437
14,533,090	3.500%, 9/1/2046	15,651,465
7,420,531	3.500%, 11/1/2046	8,134,645
7,188,259	3.500%, 2/1/2047	7,880,020
16,331,333	3.500%, 11/1/2047	17,336,484
Annual Shareholder Report
7

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 15,477,289	3.500%, 12/1/2047	$16,522,740
9,141,180	3.500%, 4/1/2048	9,686,656
268,786	4.000%, 12/1/2025	285,049
271,681	4.000%, 7/1/2026	288,374
2,086,878	4.000%, 2/1/2041	2,314,208
5,313,755	4.000%, 12/1/2041	5,892,597
2,148,259	4.000%, 3/1/2042	2,393,688
4,084,182	4.000%, 4/1/2042	4,525,254
1,635,652	4.000%, 3/1/2046	1,786,737
2,653,817	4.000%, 7/1/2046	2,906,830
2,618,409	4.000%, 9/1/2046	2,884,002
4,446,991	4.000%, 11/1/2046	4,867,836
17,778,031	4.000%, 6/1/2047	19,616,862
6,558,585	4.000%, 10/1/2047	7,102,097
8,984,758	4.000%, 10/1/2047	9,651,834
6,620,780	4.000%, 11/1/2047	7,148,549
8,860,937	4.000%, 12/1/2047	9,769,696
5,374,947	4.000%, 1/1/2048	5,897,468
9,878,147	4.000%, 2/1/2048	10,580,684
8,793,637	4.000%, 2/1/2048	9,438,279
15,221,512	4.000%, 2/1/2048	16,318,341
3,140,596	4.000%, 2/1/2048	3,415,531
6,416,666	4.000%, 2/1/2048	6,908,714
2,799,709	4.000%, 3/1/2048	3,077,567
2,553,373	4.000%, 3/1/2048	2,762,898
7,830,212	4.000%, 5/1/2048	8,401,781
2,288,507	4.000%, 6/1/2048	2,454,127
8,335,808	4.000%, 6/1/2048	8,931,258
4,932,585	4.000%, 7/1/2048	5,266,899
156,776	4.500%, 2/1/2039	175,746
847,936	4.500%, 5/1/2040	949,853
2,333,194	4.500%, 10/1/2040	2,613,631
287,363	4.500%, 11/1/2040	321,903
3,008,914	4.500%, 4/1/2041	3,366,809
1,543,477	4.500%, 6/1/2041	1,725,137
312,501	5.000%, 5/1/2023	324,205
51,757	5.000%, 8/1/2023	53,826
286,022	5.000%, 11/1/2023	299,188
1,752,116	5.000%, 2/1/2036	2,018,616
1,030,651	5.000%, 7/1/2040	1,188,398
1,396,530	5.000%, 10/1/2041	1,608,096
32,404	5.500%, 1/1/2032	37,181
24,447	5.500%, 1/1/2032	28,052
357,849	5.500%, 9/1/2034	416,207
1,098,275	5.500%, 12/1/2034	1,277,418
34,567	5.500%, 4/1/2035	40,099
384,980	5.500%, 11/1/2035	450,718
273,451	5.500%, 1/1/2036	318,907
89,312	5.500%, 3/1/2036	104,015
406,784	5.500%, 4/1/2036	475,915
Annual Shareholder Report
8

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 590,564	5.500%, 4/1/2036	$688,089
209,469	5.500%, 5/1/2036	245,517
127,842	5.500%, 9/1/2036	149,021
410,326	5.500%, 8/1/2037	478,696
152,178	5.500%, 7/1/2038	178,906
581,689	5.500%, 4/1/2041	677,437
10,546	6.000%, 1/1/2029	11,866
234	6.000%, 1/1/2029	235
13,682	6.000%, 2/1/2029	15,394
5,483	6.000%, 2/1/2029	6,171
4,403	6.000%, 4/1/2029	5,013
14,393	6.000%, 5/1/2029	16,376
7,907	6.000%, 5/1/2029	8,914
577,620	6.000%, 7/1/2034	681,540
313,766	6.000%, 11/1/2034	369,181
158,801	6.000%, 7/1/2036	190,109
37,753	6.000%, 7/1/2036	45,132
166,233	6.000%, 10/1/2037	199,502
130,060	6.000%, 6/1/2038	155,569
811,649	6.000%, 7/1/2038	971,795
50,280	6.000%, 9/1/2038	60,177
40,510	6.000%, 10/1/2038	48,680
310,918	6.000%, 2/1/2039	373,873
26,047	6.500%, 9/1/2028	28,919
3,602	6.500%, 8/1/2029	4,088
4,999	6.500%, 6/1/2031	5,820
13,932	6.500%, 6/1/2031	16,113
2,069	6.500%, 6/1/2031	2,396
5,186	6.500%, 6/1/2031	5,969
31,808	6.500%, 12/1/2031	37,342
2,985	6.500%, 1/1/2032	3,489
43,526	6.500%, 3/1/2032	50,973
157,403	6.500%, 4/1/2032	183,231
48,606	6.500%, 5/1/2032	57,149
240,651	6.500%, 7/1/2036	287,786
11,140	6.500%, 8/1/2036	13,361
13,850	6.500%, 9/1/2036	16,679
74,566	6.500%, 12/1/2036	89,085
100,461	6.500%, 9/1/2037	121,170
6,200	6.500%, 12/1/2037	7,479
68,604	6.500%, 10/1/2038	82,727
501	7.000%, 7/1/2023	530
12,443	7.000%, 2/1/2024	13,030
636	7.000%, 5/1/2024	684
1,727	7.000%, 7/1/2024	1,868
1,026	7.000%, 7/1/2025	1,129
12,384	7.000%, 9/1/2031	14,518
5,771	7.000%, 9/1/2031	6,866
88,366	7.000%, 11/1/2031	105,305
6,216	7.000%, 12/1/2031	7,401
Annual Shareholder Report
9

Principal Amount or Shares		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 58,692	7.000%, 1/1/2032	$65,888
27,284	7.000%, 2/1/2032	32,428
35,400	7.000%, 3/1/2032	42,217
210,759	7.000%, 3/1/2032	242,374
5,411	7.000%, 4/1/2032	6,462
22,850	7.000%, 4/1/2032	26,873
115,864	7.000%, 4/1/2032	138,548
13,190	7.000%, 6/1/2032	15,782
239,432	7.000%, 6/1/2037	292,118
906	7.500%, 1/1/2030	1,058
9,295	7.500%, 9/1/2030	10,885
6,723	7.500%, 5/1/2031	7,930
2,925	7.500%, 6/1/2031	3,437
36,573	7.500%, 8/1/2031	43,167
41,180	7.500%, 1/1/2032	47,515
3,497	7.500%, 6/1/2033	4,030
93	8.000%, 7/1/2023	96
4,394	8.000%, 10/1/2026	4,974
2,138	8.000%, 11/1/2029	2,489
371	9.000%, 6/1/2025	410
	TOTAL	667,732,614
	Government National Mortgage Association—6.4%
24,761,362	2.500%, 9/20/2050	26,239,331
24,857,453	2.500%, 10/20/2050	26,341,157
13,503,498	3.000%, 1/20/2047	14,207,858
1,299,053	3.500%, 8/15/2043	1,401,510
844,554	3.500%, 8/15/2043	911,165
13,672,649	3.500%, 3/20/2047	14,912,753
17,386,836	3.500%, 11/20/2047	18,972,781
1,213,390	4.000%, 9/15/2040	1,346,612
3,101,265	4.000%, 10/15/2040	3,436,468
1,437,304	4.000%, 1/15/2041	1,595,110
1,806,653	4.000%, 10/15/2041	2,001,422
12,069,704	4.000%, 6/15/2048	12,906,965
302,563	4.500%, 1/15/2039	340,913
266,765	4.500%, 6/15/2039	303,029
915,177	4.500%, 10/15/2039	1,042,143
321,390	4.500%, 1/15/2040	365,978
166,141	4.500%, 6/15/2040	188,879
231,910	4.500%, 9/15/2040	262,852
249,755	4.500%, 2/15/2041	282,453
956,878	4.500%, 3/15/2041	1,087,835
95,370	4.500%, 5/15/2041	107,856
3,146,479	4.500%, 6/20/2041	3,508,318
572,861	4.500%, 9/15/2041	647,861
380,387	4.500%, 10/15/2043	426,265
389,691	4.500%, 11/15/2043	436,691
462,316	5.000%, 1/15/2039	532,174
432,457	5.000%, 5/15/2039	498,267
590,541	5.000%, 8/20/2039	677,278
Annual Shareholder Report
10

Principal Amount or Shares			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 183,682		5.500%, 12/15/2038	$214,764
133,134		5.500%, 12/20/2038	155,078
199,305		5.500%, 1/15/2039	234,327
268,840		5.500%, 2/15/2039	315,655
7,717		6.000%, 10/15/2028	8,625
7,166		6.000%, 3/15/2029	7,995
80,295		6.000%, 2/15/2036	94,232
127,113		6.000%, 4/15/2036	149,517
142,570		6.000%, 6/15/2037	167,838
11,611		6.500%, 10/15/2028	13,210
6,004		6.500%, 10/15/2028	6,549
7,322		6.500%, 11/15/2028	8,251
10,870		6.500%, 12/15/2028	12,250
3,632		6.500%, 2/15/2029	4,113
12,899		6.500%, 3/15/2029	14,594
27,068		6.500%, 9/15/2031	31,493
58,123		6.500%, 2/15/2032	67,373
15,940		7.000%, 11/15/2027	17,851
8,237		7.000%, 6/15/2028	9,215
16,142		7.000%, 11/15/2028	18,058
7,959		7.000%, 1/15/2029	9,060
7,481		7.000%, 5/15/2029	8,592
2,114		7.000%, 10/15/2029	2,411
21,690		7.000%, 5/15/2030	24,911
14,773		7.000%, 11/15/2030	17,127
12,191		7.000%, 12/15/2030	13,889
14,290		7.000%, 8/15/2031	16,580
60,843		7.000%, 10/15/2031	70,773
10,875		7.000%, 12/15/2031	12,711
11,116		7.500%, 8/15/2029	12,753
41,461		7.500%, 10/15/2029	48,084
4,261		7.500%, 10/15/2030	4,947
6,932		7.500%, 1/15/2031	8,149
1,576		8.000%, 1/15/2022	1,610
1,231		8.000%, 6/15/2022	1,269
819		8.000%, 8/15/2029	957
2,504		8.000%, 10/15/2029	2,927
8,985		8.000%, 11/15/2029	10,513
8,928		8.000%, 1/15/2030	10,326
3,332		8.000%, 10/15/2030	3,888
73,955		8.000%, 11/15/2030	87,206
3,871		8.500%, 5/15/2029	4,557
		TOTAL	136,906,152
	[1]	Uniform Mortgage-Backed Securities, TBA—19.7%
46,000,000		2.000%, 1/1/2036	48,108,985
78,500,000		2.000%, 1/1/2051	81,602,838
278,500,000		2.500%, 1/1/2051	293,675,966
		TOTAL	423,387,789
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,722,497,397)	1,820,009,747
Annual Shareholder Report
11

Principal Amount or Shares			Value in U.S. Dollars
		ASSET-BACKED SECURITIES—13.5%
		Auto Receivables—2.9%
$ 6,268,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	$6,287,069
3,880,000		AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	3,897,194
11,095,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	11,355,609
23,062,000		Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	23,306,455
6,335,000		Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	6,362,520
10,025,000		Tesla Auto Lease Trust 2020-A, Class A3, 0.680%, 12/20/2023	10,092,351
		TOTAL	61,301,198
		Credit Card—6.4%
12,895,000	[2]	American Express Credit Account Master Trust 2018-9, Class A, 0.538% (1-month USLIBOR +0.380%), 4/15/2026	12,953,422
14,368,000	[2]	Capital One Multi-Asset Execute 2017-A5, Class A5, 0.738% (1-month USLIBOR +0.580%), 7/15/2027	14,535,492
35,255,000	[2]	Chase Issuance Trust 2018-A1, Class A1, 0.358% (1-month USLIBOR +0.200%), 4/17/2023	35,314,888
13,450,000	[2]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 0.492% (1-month USLIBOR +0.340%), 6/7/2025	13,496,206
26,460,000	[2]	Discover Card Execution Note Trust 2017-A5, Class A5, 0.758% (1-month USLIBOR +0.600%), 12/15/2026	26,759,786
22,500,000	[2]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.518% (1-month USLIBOR +0.360%), 4/15/2025	22,564,800
12,340,000	[2]	Discover Card Execution Note Trust 2018-A2, Class A2, 0.488% (1-month USLIBOR +0.330%), 8/15/2025	12,402,869
		TOTAL	138,027,463
		Other—0.1%
866,021		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	875,654
		Student Loans—4.1%
10,472,048		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	10,615,736
22,116,179		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	22,341,041
18,675,000		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	18,864,103
15,908,544	[2]	SMB Private Education Loan Trust 2018-A, Class A2B, 0.958% (1-month USLIBOR +0.800%), 2/15/2036	15,957,529
20,424,717	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.249% (1-month USLIBOR +1.100%), 7/15/2053	20,547,968
		TOTAL	88,326,377
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $286,144,915)	288,530,692
		COLLATERALIZED MORTGAGE OBLIGATIONS—9.0%
	[2]	Federal Home Loan Mortgage Corporation—2.9%
14,543,290		FHLMC REMIC, Series 3284, Class AF, 0.468% (1-month USLIBOR +0.310%), 3/15/2037	14,589,868
7,687,187		FHLMC REMIC, Series 4273, Class PF, 0.558% (1-month USLIBOR +0.400%), 11/15/2043	7,749,341
35,414,741		FHLMC REMIC, Series 4856, Class FD, 0.458% (1-month USLIBOR +0.300%), 8/15/2040	35,563,649
5,656,394		FHLMC REMIC, Series 4901, Class GF, 0.598% (1-month USLIBOR +0.450%), 7/25/2049	5,689,892
		TOTAL	63,592,750
	[2]	Federal National Mortgage Association—5.1%
14,145,483		FNMA REMIC, Series 2017-90, Class WF, 0.498% (1-month USLIBOR +0.350%), 11/25/2047	14,190,459
3,561,843		FNMA REMIC, Series 2018-15, Class JF, 0.448% (1-month USLIBOR +0.300%), 3/25/2048	3,573,486
28,587,238		FNMA REMIC, Series 2019-27, Class FH, 0.598% (1-month USLIBOR +0.450%), 6/25/2049	28,791,094
11,786,033		FNMA REMIC, Series 2019-30, Class FB, 0.548% (1-month USLIBOR +0.400%), 7/25/2049	11,878,897
6,753,029		FNMA REMIC, Series 2019-33, Class FB, 0.598% (1-month USLIBOR +0.450%), 7/25/2049	6,795,542
13,740,154		FNMA REMIC, Series 2019-39, Class FA, 0.548% (1-month USLIBOR +0.400%), 8/25/2049	13,834,453
8,856,734		FNMA REMIC, Series 2019-47, Class FB, 0.548% (1-month USLIBOR +0.400%), 5/25/2040	8,921,305
20,542,523		FNMA REMIC, Series 2019-56, Class AF, 0.548% (1-month USLIBOR +0.400%), 10/25/2049	20,700,405
		TOTAL	108,685,641
	[2]	Government National Mortgage Association—0.2%
4,493,142		GNMA REMIC, Series 2005-71, Class FA, 0.285% (1-month USLIBOR +0.140%), 9/16/2035	4,486,721
		Non-Agency Mortgage-Backed Securities—0.8%
642,512		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	551,735
437,501		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	252,455
123,957		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 3.151%, 8/25/2035	124,075
Annual Shareholder Report
12

Principal Amount or Shares			Value in U.S. Dollars
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$ 4,003,275		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	$3,915,417
3,727,683		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	3,757,752
8,183,602		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	8,290,564
		TOTAL	16,891,998
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $192,621,125)	193,657,110
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.7%
		Agency Commercial Mortgage-Backed Securities—2.7%
25,707,100		FHLMC REMIC, Series K736, Class A1, 1.895%, 6/25/2025	26,419,482
31,500,000	[2]	FHLMC REMIC, Series KF90, Class AS, 0.462% (Secured Overnight Financing Rate +0.380%), 9/25/2030	31,500,000
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $57,335,635)	57,919,482
		INVESTMENT COMPANY—9.6%
204,435,825	[3]	Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[4] (IDENTIFIED COST $204,435,825)	204,435,825
		TOTAL INVESTMENT IN SECURITIES—119.7% (IDENTIFIED COST $2,463,034,897)[5]	2,564,552,856
		OTHER ASSETS AND LIABILITIES - NET—(19.7)%[6]	(421,434,756)
		TOTAL NET ASSETS—100%	$2,143,118,100
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended December 31, 2020, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2019	$121,153,079
Purchases at Cost	$2,340,888,918
Proceeds from Sales	$(2,257,606,172)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 12/31/2020	$204,435,825
Shares Held as of 12/31/2020	204,435,825
Dividend Income	$765,479

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $2,460,000,240.
6
Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2020.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report
13

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$1,820,009,747	$—	$1,820,009,747
Asset-Backed Securities	—	288,530,692	—	288,530,692
Collateralized Mortgage Obligations	—	193,657,110	—	193,657,110
Commercial Mortgage-Backed Securities	—	57,919,482	—	57,919,482
Investment Company	204,435,825	—	—	204,435,825
TOTAL SECURITIES	$204,435,825	$2,360,117,031	$—	$2,564,552,856

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Federated Mortgage Core Portfolio
(For a Share Outstanding Throughout Each Period)
	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.88	$9.60	$9.80	$9.81	$9.85
Income From Investment Operations:
Net investment income (loss)[1]	0.24	0.32	0.30	0.27	0.23
Net realized and unrealized gain (loss)	0.22	0.28	(0.20)	0.00[2]	(0.00)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.46	0.60	0.10	0.27	0.23
Less Distributions:
Distributions from net investment income	(0.27)	(0.32)	(0.30)	(0.28)	(0.27)
Net Asset Value, End of Period	$10.07	$9.88	$9.60	$9.80	$9.81
Total Return[3]	4.70%	6.33%	1.10%	2.75%	2.30%
Ratios to Average Net Assets:
Net expenses[4]	0.02%	0.03%	0.03%	0.03%	0.03%
Net investment income	2.42%	3.25%	3.18%	2.71%	2.34%
Expense waiver/reimbursement[5]	—%	—%	—%	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,143,118	$2,528,865	$2,815,951	$1,787,418	$2,147,397
Portfolio turnover	257%	130%	109%	88%	258%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	72%	100%	109%	46%	42%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Assets and Liabilities–Federated Mortgage Core PortfolioDecember 31, 2020

Assets:
Investment in securities, at value including $204,435,825 of investments in an affiliated holding* (identified cost $2,463,034,897)	$2,564,552,856
Income receivable	4,166,531
Income receivable from an affiliated holding	1,697
Total Assets	2,568,721,084
Liabilities:
Payable for investments purchased	421,122,087
Income distribution payable	4,300,476
Payable for Directors’/Trustees’ fees (Note 5)	120
Accrued expenses (Note 5)	180,301
Total Liabilities	425,602,984
Net assets for 212,847,474 shares outstanding	$2,143,118,100
Net Assets Consist of:
Paid-in capital	$2,068,404,881
Total distributable earnings (loss)	74,713,219
Total Net Assets	$2,143,118,100
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,143,118,100 ÷ 212,847,474 shares outstanding, no par value, unlimited shares authorized	$10.07

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Operations–Federated Mortgage Core PortfolioYear Ended December 31, 2020

Investment Income:
Interest	$62,802,143
Dividends received from an affiliated holding*	765,479
TOTAL INCOME	63,567,622
Expenses:
Custodian fees	115,945
Transfer agent fees	172,847
Directors’/Trustees’ fees (Note 5)	15,136
Auditing fees	32,500
Legal fees	8,352
Portfolio accounting fees	250,544
Share registration costs	1,430
Printing and postage	16,016
Miscellaneous (Note 5)	27,021
TOTAL EXPENSES	639,791
Net investment income	62,927,831
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	39,055,732
Net change in unrealized appreciation of investments	21,837,682
Net realized and unrealized gain (loss) on investments	60,893,414
Change in net assets resulting from operations	$123,821,245

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Changes in Net Assets–Federated Mortgage Core Portfolio

Year Ended December 31	2020	2019
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$62,927,831	$84,239,892
Net realized gain (loss)	39,055,732	11,228,822
Net change in unrealized appreciation/depreciation	21,837,682	62,595,684
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	123,821,245	158,064,398
Distributions to Shareholders	(70,234,363)	(84,671,889)
Share Transactions:
Proceeds from sale of shares	1,127,424,951	679,031,800
Net asset value of shares issued to shareholders in payment of distributions declared	9,568,350	10,132,796
Cost of shares redeemed	(1,576,326,869)	(1,049,643,767)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(439,333,568)	(360,479,171)
Change in net assets	(385,746,686)	(287,086,662)
Net Assets:
Beginning of period	2,528,864,786	2,815,951,448
End of period	$2,143,118,100	$2,528,864,786
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Notes to Financial Statements–Federated Mortgage Core Portfolio
December 31, 2020
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated Hermes funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
Prior to April 24, 2020, the name of the Trust was Federated Core Trust. Effective February 25, 2021, the name of the Fund will change to Mortgage Core Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Annual Shareholder Report
19

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report
20

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 12/31/2020	Year Ended 12/31/2019
Shares sold	112,591,117	69,130,342
Shares issued to shareholders in payment of distributions declared	949,096	1,033,755
Shares redeemed	(156,643,675)	(107,607,772)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(43,103,462)	(37,443,675)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2020 and 2019, was as follows:
	2020	2019
Ordinary income	$70,234,363	$84,671,889
As of December 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$132,210
Net unrealized appreciation	$104,552,616
Capital loss carryforwards	$(29,971,607)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the differing treatments for dollar-roll transactions and principal loss adjustments.
At December 31, 2020, the cost of investments for federal tax purposes was $2,460,000,240. The net unrealized appreciation of investments for federal tax purposes was $104,552,616. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $104,684,006 and net unrealized depreciation from investments for those securities having an excess of cost over value of $131,390.
As of December 31, 2020, the Fund had a capital loss carryforward of $29,971,607 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$16,157,875	$13,813,732	$29,971,607
The Fund used capital loss carryforwards of $30,380,402 to offset capital gains realized during the year ended December 31, 2020.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the discretion of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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21

Affiliated Shares of Beneficial Interest
As of December 31, 2020, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2020, were as follows:
Purchases	$491,346,261
Sales	$213,932,554
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of December 31, 2020, the Fund had no outstanding loans. During the year ended December 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2020, there were no outstanding loans. During the year ended December 31, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Annual Shareholder Report
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Report of Independent Registered Public Accounting Firm– Federated Mortgage Core Portfolio
TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF FEDERATED MORTGAGE CORE PORTFOLIO:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Mortgage Core Portfolio (the “Fund”) (one of the funds constituting the Federated Hermes Core Trust (formerly Federated Core Trust) (the “Trust”)), including the portfolio of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Federated Mortgage Core Portfolio (one of the funds constituting the Federated Hermes Core Trust) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated Hermes’ investment companies since 1979.
Boston, Massachusetts
February 22, 2021
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Shareholder Expense Example (unaudited)–Federated Mortgage Core Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2020	Ending Account Value 12/31/2020	Expenses Paid During Period[1]
Actual	$1,000.00	$1,007.90	$0.10
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.04	$0.10

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
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Board of Trustee and Trust Officers
The Board of Trustee is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustee who are “interested persons” of the Fund (i.e., “Interested” Trustee) and those who are not (i.e., “Independent” Trustee). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustee listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2020, the Trust comprised four portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 163 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustee and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: June 2006
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

John B. Fisher* Birth Date: May 16, 1956 President and Trustee Indefinite Term Began serving: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Vice President, Federated Hermes,
Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company
of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment
Management Company; President of some of the Funds in the Federated Hermes Fund Family and Director, Federated
Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities
Corp.; Director, Federated Services Company; Director, Federated Hermes, Inc.; Chairman and Director, Southpointe
Distribution Services, Inc. and President, Technology, Federated Services Company.

*
 Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund
Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Chairman of the Board of Directors, Director, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm)
and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as
Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth
Israel Deaconess Medical Center (Harvard University Affiliate Hospital).

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25

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee,
Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super
Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor Emerita of Law,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows:
Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education
(public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL
Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College;
Director and Chair, North Catholic High School, Inc.; and Director and Vice Chair, Our Campaign for the Church Alive!, Inc.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management
Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s
Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and
Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management,
Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Senior Vice President for Legal Affairs,
General Counsel and Secretary of the Board of Trustees, Duquesne University.
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Director of Risk Management and Associate General Counsel, Duquesne University. Prior to her work at
Duquesne University, Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior
Counsel of Environment, Health and Safety, PPG Industries.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired;
formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief
Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc.
and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report
26

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.

Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report
27

Evaluation and Approval of Advisory Contract–May 2020
Federated Mortgage Core Portfolio (the “Fund”)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser or its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated
Annual Shareholder Report
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Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Annual Shareholder Report
29

Fund Investment Performance
For the periods ended December 31, 2019, the Fund outperformed its benchmark index for the three-year and five-year periods, and the Fund’s performance was equal to its benchmark index for the one-year period.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. However, the Board considered the compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated Hermes and research services received by the Adviser from brokers that execute trades for other Federated Hermes Funds.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report
30

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Core Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Mortgage Core Portfolio (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustee of the Corporation (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Annual Shareholder Report
32

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Mortgage Core Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N200
30129 (2/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 – $141,200

Fiscal year ended 2019 - $142,600

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2020 - $0

Fiscal year ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $40,819 and $64,801 respectively. Fiscal year ended 2020- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2019- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its Chairman for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser and any entity controlling, controlled by to under common control with the investment adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 - 0%

Percentage of services provided to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2020 – 0%

Fiscal year ended 2019 – 0%

Percentage of services provided to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2020 - $60,991

Fiscal year ended 2019 - $577,354

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date February 22, 2021

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 22, 2021